Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 27.8%
1,345,000	AerCap Ireland Capital DAC	3.30%	01/23/2023	1,372,472
1,280,000	American Express Co. (3 Month LIBOR USD + 0.75%)	3.04%	08/03/2023	1,285,689
1,455,000	American Tower Corp.	2.75%	01/15/2027	1,455,316
1,330,000	Amphenol Corp.	3.20%	04/01/2024	1,372,243
665,000	Analog Devices, Inc.	3.13%	12/05/2023	684,861
675,000	Apache Corp.	4.38%	10/15/2028	691,829
670,000	AutoZone, Inc.	3.13%	04/18/2024	693,061
1,205,000	Bank of America Corp. (3 Month LIBOR USD + 1.16%)	3.44%	01/20/2023	1,220,016
1,330,000	BB&T Corp.	2.75%	04/01/2022	1,350,194
680,000	Boston Properties L.P.	3.65%	02/01/2026	720,164
625,000	BP Capital Markets America, Inc.	3.80%	09/21/2025	674,786
1,306,000	CC Holdings GS V LLC	3.85%	04/15/2023	1,369,708
650,000	Cimarex Energy Co.	4.38%	03/15/2029	684,633
1,355,000	Citigroup, Inc. (3 Month LIBOR USD + 0.69%)	2.95%	10/27/2022	1,357,206
745,000	Clorox Co.	3.05%	09/15/2022	764,152
1,325,000	CVS Health Corp.	4.30%	03/25/2028	1,433,967
970,000	Digital Realty Trust L.P.	3.95%	07/01/2022	1,012,967
650,000	Dollar General Corp.	4.15%	11/01/2025	702,897
1,340,000	Dollar Tree, Inc.	4.00%	05/15/2025	1,420,942
1,335,000	Duke Energy Progress LLC	3.45%	03/15/2029	1,442,079
1,290,000	Energy Transfer Operating L.P.	4.50%	04/15/2024	1,375,925
1,025,000	Enterprise Products Operating LLC (Fixed until 08/16/2027, then 3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	1,017,809
665,000	Exelon Corp.	2.45%	04/15/2021	666,674
1,275,000	Express Scripts Holding Co.	4.50%	02/25/2026	1,393,484
645,000	Ferguson Finance PLC^	4.50%	10/24/2028	691,694
620,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	705,039
1,420,000	FMC Corp.	3.20%	10/01/2026	1,435,331
645,000	General Dynamics Corp.	3.50%	05/15/2025	690,604
1,295,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 0.75%)	2.90%	02/23/2023	1,294,699
1,181,000	Hasbro, Inc.	3.50%	09/15/2027	1,209,703
675,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	707,260
650,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	689,783
685,000	Kroger Co.	3.70%	08/01/2027	724,404
1,210,000	Land O'Lakes, Inc.^	6.00%	11/15/2022	1,285,726
1,415,000	Lear Corp.	3.80%	09/15/2027	1,423,452
645,000	Morgan Stanley	3.75%	02/25/2023	674,804
1,355,000	NXP BV^	3.88%	06/18/2026	1,429,027
640,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.00%)	3.12%	03/16/2022	649,892
650,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	674,701
Total Corporate Bonds & Notes (Cost $39,237,549)				40,449,193

Asset Backed Securities - 17.5%
510,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	556,972
500,000	Dell Equipment Finance Trust, Series 2018-2 D^	3.97%	10/22/2024	516,016
500,000	Dell Equipment Finance Trust, Series 2019-1 D^	3.45%	03/24/2025	508,959
1,000,000	Drive Auto Receivables Trust, Series 2017-3 D^	3.53%	12/15/2023	1,011,476
670,000	Drive Auto Receivables Trust, Series 2018-4	3.66%	11/15/2024	678,170
1,000,000	Drive Auto Receivables Trust, Series 2019-3	2.90%	08/15/2025	1,010,269
1,000,000	DT Auto Owner Trust, Series 2018-3^	3.56%	09/15/2022	1,012,221
500,000	DT Auto Owner Trust, Series 2019-2^	3.18%	02/18/2025	507,497
750,000	DT Auto Owner Trust, Series 2019-3^	2.96%	04/15/2025	755,545
1,000,000	Exeter Automobile Receivables Trust, Series 2019-3A C^	2.79%	05/15/2024	1,007,363
442,592	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	461,195
700,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	704,882
734,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	3.27%	03/19/2037	733,237
750,000	Madison Park Funding XII, Ltd., Series 2014-12A CR (3 Month LIBOR USD + 2.35%)^	4.63%	07/20/2026	750,303
500,000	Madison Park Funding XV, Ltd., Series 2014-15A A2R (3 Month LIBOR USD + 1.50%)^	3.76%	01/27/2026	500,580
700,000	Madison Park Funding XVI, Ltd., Series 2015-16A A2R (3 Month LIBOR USD + 1.90%)^	4.18%	04/20/2026	700,036
1,000,000	Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	3.47%	10/18/2030	1,000,022
750,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	4.40%	04/15/2026	751,875
800,000	OHA Credit Partners IX, Ltd., Series 2013-9A B1R (3 Month LIBOR USD + 1.46%)^	3.74%	10/20/2025	800,944
1,000,000	Oportun Funding VIII LLC, Series 2018-A B^	4.45%	03/08/2024	1,014,782
400,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	410,245
1,500,000	OZLM XIII, Ltd., Series 2015-13A A2R (3 Month LIBOR USD + 1.65%)^	3.92%	07/30/2027	1,490,110
1,470,000	Palmer Square Loan Funding, Ltd., Series 2017-1A B (3 Month LIBOR USD + 1.70%)^	4.00%	10/15/2025	1,468,890
500,000	Palmer Square Loan Funding, Ltd., Series 2018-4A B (3 Month LIBOR USD + 1.90%)^	4.06%	11/16/2026	498,820
410,000	Prestige Auto Receivables Trust, Series 2017-1A D^	3.61%	10/16/2023	417,063
1,000,000	Prestige Auto Receivables Trust, Series 2019-1^	2.70%	10/15/2024	1,010,072
751,065	Progress Residential Trust, Series 2015-SFR3 A^	3.07%	11/15/2032	749,618
700,000	Progress Residential Trust, Series 2017-SFR2 C^	3.40%	12/19/2034	703,234
600,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	602,981
264,227	Seneca Park CLO, Ltd., Series 2014-1A AR (3 Month LIBOR USD + 1.12%)^	3.42%	07/17/2026	264,651
750,000	Tesla Auto Lease Trust, Series 2018-B^	4.12%	10/20/2021	769,768
750,000	Treman Park CLO, Ltd., Series 2015-1A ARR (3 Month LIBOR USD + 1.07%)^	3.35%	10/20/2028	750,983
500,000	United Auto Credit Securitization Trust, Series 2019-1 B^	3.03%	04/10/2024	502,679
500,000	Verizon Owner Trust, Series 2019-A	3.22%	09/20/2023	512,106
415,000	Westlake Automobile Receivables Trust, Series 2019-2A C^	2.84%	07/15/2024	418,650
Total Asset Backed Securities (Cost $25,395,722)				25,552,214

Mortgage Backed Securities - 17.0%
700,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	3.38%	09/15/2034	700,991
750,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	3.63%	04/15/2036	750,265
785,279	BX Commercial Mortgage Trust, Series 2018-IND B (1 Month LIBOR USD + 0.90%)^	2.93%	11/15/2035	785,541
1,000,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC D (1 Month LIBOR USD + 1.60%)^	3.63%	07/15/2032	1,000,998
600,000	CLNS Trust, Series 2017-IKPR D (1 Month LIBOR USD + 2.05%)^	4.10%	06/11/2032	600,370
750,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	3.46%	05/15/2036	750,908
500,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	525,316
1,242	FHLMC PC, Pool# C0-0210	8.00%	01/01/2023	1,308
171,782	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	4.50%	05/01/2033	177,080
9,058	FHLMC REMIC, Series 2782 PA	4.00%	11/15/2033	9,058
496,023	FHLMC STACR, Series 2013-DN2 M2 (1 Month LIBOR USD + 4.25%)	6.27%	11/27/2023	534,151
805,177	FHLMC STACR, Series 2014-DN1 M2 (1 Month LIBOR USD + 2.20%)	4.22%	02/26/2024	814,891
523,175	FHLMC STACR, Series 2014-DN3 M3 (1 Month LIBOR USD + 4.00%)	6.02%	08/26/2024	553,296
418,950	FHLMC STACR, Series 2015-DNA1 M2 (1 Month LIBOR USD + 1.85%)	3.87%	10/25/2027	421,804
750,000	FHLMC STACR, Series 2015-HQA2 M3 (1 Month LIBOR USD + 4.80%)	6.82%	05/25/2028	809,571
129,364	FHLMC STACR, Series 2016-DNA2 M2 (1 Month LIBOR USD + 2.20%)	4.22%	10/25/2028	129,476
829,767	FHMS, Series Q-006 APT1#	2.62%	04/25/2028	842,627
705,929	FHMS, Series Q-010 APT1#	2.93%	04/25/2046	713,064
35,008	FNMA, Pool# 628837	6.50%	03/01/2032	39,030
72,981	FNMA, Pool# 663238	5.50%	09/01/2032	79,101
29,344	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	4.14%	11/01/2033	29,632
11,553	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	4.78%	12/01/2033	12,003
27,295	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	3.77%	02/01/2034	28,118
384,091	FNMA, Pool# BJ4072	4.50%	09/01/2048	412,785
423,745	FNMA, Pool# BJ4073	4.50%	09/01/2048	450,734
355,739	FNMA, Pool# BJ4075	5.00%	09/01/2048	390,789
196,741	FNMA, Pool# BN0202	5.50%	09/01/2048	216,638
510,868	FNMA, Pool# BJ4078	4.50%	10/01/2048	543,170
635,613	FNMA, Pool# BJ4079	5.00%	10/01/2048	689,031
846,144	FNMA Connecticut Avenue Securities, Series 2014-C04 1M2 (1 Month LIBOR USD + 4.90%)	6.92%	11/25/2024	924,266
667,658	FNMA Connecticut Avenue Securities, Series 2014-C04 2M2 (1 Month LIBOR USD + 5.00%)	7.02%	11/25/2024	714,487
650,714	FNMA Connecticut Avenue Securities, Series 2015-C02 2M2 (1 Month LIBOR USD + 4.00%)	6.02%	05/27/2025	674,030
417,471	FNMA Connecticut Avenue Securities, Series 2016-C03 2M2 (1 Month LIBOR USD + 5.90%)	7.92%	10/25/2028	451,037
500,000	FNMA Connecticut Avenue Securities, Series 2016-C04 1M2 (1 Month LIBOR USD + 4.25%)	6.27%	01/25/2029	528,768
750,000	FNMA Connecticut Avenue Securities, Series 2016-C06 1M2 (1 Month LIBOR USD + 4.25%)	6.27%	04/25/2029	802,709
306,022	FNMA REMIC Trust, Series 2016-M5 (1 Month LIBOR USD + 0.72%)	3.02%	04/25/2023	306,603
496,874	FNMA REMIC Trust, Series 2018-M13 A1#	3.82%	09/25/2030	553,910
1,000,303	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	65,592
1,150,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.70%	10/25/2039	1,195,849
750,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.16%	05/25/2052	794,841
21,134	GNMA, Pool# 781186X	9.00%	06/15/2030	22,347
500,000	Great Wolf Trust, Series 2017-WOLF D (1 Month LIBOR USD + 2.10%)^	4.13%	09/15/2034	500,696
1,000,000	GSMS, Series 2018-FBLU C (1 Month LIBOR USD + 1.60%)^	3.63%	11/15/2035	1,001,716
700,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	3.65%	09/15/2029	701,775
500,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.40%)^	3.43%	07/15/2036	500,631
500,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	3.08%	05/15/2036	500,657
900,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	2.73%	11/15/2034	900,679
550,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.43%	11/15/2034	550,443
Total Mortgage Backed Securities (Cost $24,477,459)				24,702,782

Municipal Bonds - 2.0%
1,600,000	District of Columbia#	5.60%	08/01/2038	1,600,000
1,250,000	North Texas Tollway Authority	8.91%	02/01/2030	1,278,538
Total Municipal Bonds (Cost $2,928,495)				2,878,538

U.S. Treasury Notes - 13.3%
100,000	United States Treasury Note	1.38%	02/29/2020	99,785
5,450,000	United States Treasury Note	1.63%	08/15/2022	5,458,196
6,500,000	United States Treasury Note	2.25%	03/31/2026	6,754,922
6,410,000	United States Treasury Note	2.88%	05/15/2028	7,036,478
Total U.S. Treasury Notes (Cost $18,371,647)				19,349,381

Shares
Affiliated Mutual Funds - 19.0%
2,728,260	Brown Advisory Mortgage Securities Fund - Institutional Shares			27,664,560
Total Affiliated Mutual Funds (Cost $27,356,612)				27,664,560

Short-Term Investments - 1.7%
Money Market Funds - 1.7%
2,524,212	First American Government Obligations Fund - Class Z, 1.83%*			2,524,212
Total Short-Term Investments (Cost $2,524,212)				2,524,212
Total Investments - 98.3% (Cost $140,291,696)				143,120,880
Other Assets in Excess of Liabilities - 1.7%				2,505,146
NET ASSETS - 100.0%				$145,626,026

#Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~Interest Only Security
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in affiliated mutual funds and short-term investments, with a total market value of $30,188,772, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, municipal bonds and U.S. Treasury Notes, with a total market value of $112,932,108, were categorized as Level 2.
The Fund's investments in futures contracts, with total unrealized depreciation of $(128,247), were valued using Level 1 inputs.

Futures Contracts - Long
The Brown Advisory Intermediate Income Fund had the following open long futures contracts as of the date of this report:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	95	12/31/2019	$20,505,204	$20,472,500	$(32,704)
U.S. Treasury 5-Year Note Futures	175	12/31/2019	20,946,520	20,850,977	(95,543)
			$41,451,724	$41,323,477	$(128,247)

There is no variation margin due to or from the Fund as of the date of this report.

Investments in Affiliates
See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 7/01/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 9/30/2019	Dividend Income	Capital Gain Distributions	Shares Owned at 9/30/2019
$27,337,169	$-	$-	$-	$327,391	$27,664,560	$141,187	$-	2,728,260